Subsequent events (Details) - shares	3 Months Ended
	Apr. 05, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of cancelled shares	31,267,095
Percentage of outstanding shares cancelled	5.60%
Increase (decrease) in number of shares outstanding	560,534,012
Number of shares outstanding	529,266,917	560,518,755	559,548,724	559,058,965